FAIR VALUE OF FINANCIAL INSTRUMENTS - Other Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Current	$ 5,132	$ 5,670
Non-current	20,755	22,654
Total	$ 25,887	$ 28,324